Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
LVIP ClearBridge Large Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP ClearBridge Large Cap Managed Volatility Fund (Standard and Service Class) Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP ClearBridge Large Cap Managed Volatility Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.The Fund was operational for only part of the most recent fiscal year. During the period May 1, 2015, commencement of operations, through December 31, 2015, the Fund’s portfolio turnover rate was 3% of the average of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses were restated to reflect the current fee structure of the fund. The Fee Waiver was restated to reflect the current fee waiver of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates under a "fund of funds" structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the "underlying funds"), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.

The underlying funds are primarily ClearBridge Funds. The underlying funds invest in a broad and diverse group of equity and income securities, as well as derivatives and other investments that have economic characteristics similar to such securities. Under normal circumstances, the Fund, through underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to securities of large cap issuers, which, for purposes of the Fund, are companies within the capitalization range of the S&P 500® Index. As of March 15, 2016, the market capitalization range of the S&P 500® Index was $2.31 billion to $579.85 billion.

Large Cap Strategy. The Fund, through underlying funds, invests in equity securities, as well as in derivatives and other investments that have economic characteristics similar to such securities. An underlying fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which an underlying fund invests are large-capitalization issuers. The Fund invests in equities with a view to capital appreciation as well as income from dividend payments and other distributions.

The Fund, through underlying funds, invests primarily in large cap securities, but also invests in small and mid-cap companies. Portfolio managers of the underlying funds employ various active investment strategies, and may invest in the U.S. or in foreign markets, including emerging markets. The Fund does not impose a limitation on the geographical locations or percentage of holdings of domestic and foreign issuers of the securities which the Fund holds through the underlying funds. Underlying funds may use proprietary quantitative investment models and bottom-up analyses of individual issuers for stock selection, portfolio construction, and risk control.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund's asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser also will periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund selection is made based on the Fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the Fund.

Managed Volatility Strategy. The Fund's adviser has retained SSGA Funds Management, Inc. ("SSGA FM" or "overlay manager") as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund's portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund's equity exposure. Although up to 20% of the Fund's net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund's net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A "short position" would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a "long position" would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. "Volatility" in this context means variance in the Fund's investment returns.

SSGA FM's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity and fixed income securities. Such use of exchange traded futures by SSGA FM may increase the Fund's economic exposure to securities up to a maximum of 100% of the Fund's assets. The Investment Company Act of 1940 (the "1940 Act") and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage.

Additional Information About Investment Strategies

		The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks)..
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund's exposure to currency exchange rates and could negatively affect the value of the Fund's foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund's ability to benefit from favorable changes in currency exchange rates.
  Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
  Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.
  Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or "turns over" its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
  Risk Management Strategy Risk. The success of the Fund's risk management strategy depends in part on the overlay manager's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund's benefit. The risk management strategy may depend upon one or more of the overlay manager's proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund's performance may be negatively impacted in certain markets as a result of reliance on these models. The Fund's performance may also be impacted by the Fund's use of short futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, "v-shaped" markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets.
  Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund's value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund's value may decrease because of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on May 1, 2015. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on May 1, 2015. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP ClearBridge Large Cap Managed Volatility Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[3],[4]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[5],[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[7]
1 year	rr_ExpenseExampleYear01	$ 84
3 years	rr_ExpenseExampleYear03	443
5 years	rr_ExpenseExampleYear05	827
10 years	rr_ExpenseExampleYear10	1,905
1 year	rr_ExpenseExampleNoRedemptionYear01	84
3 years	rr_ExpenseExampleNoRedemptionYear03	443
5 years	rr_ExpenseExampleNoRedemptionYear05	827
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,905
LVIP ClearBridge Large Cap Managed Volatility Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[3],[4]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[5],[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.17%	[7]
1 year	rr_ExpenseExampleYear01	$ 119
3 years	rr_ExpenseExampleYear03	551
5 years	rr_ExpenseExampleYear05	1,010
10 years	rr_ExpenseExampleYear10	2,280
1 year	rr_ExpenseExampleNoRedemptionYear01	119
3 years	rr_ExpenseExampleNoRedemptionYear03	551
5 years	rr_ExpenseExampleNoRedemptionYear05	1,010
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,280

[1]	Other Expenses were restated to reflect the current fee structure of the fund.
[2]	Annualized.
[3]	(including AFFE)
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[5]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.66% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.10% of the Funds average daily net assets for the Standard Class (and 0.45% for Service Class). The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[6]	The Fee Waiver was restated to reflect the current fee waiver of the Fund.
[7]	(After Fee Waiver/Expense Reimbursement)